Schedule of Investments (unaudited)
February 28, 2023
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Energy Equipment & Services — 4.5%
Patterson-UTI Energy, Inc.	230,116	$ 3,152,589
Poseidon Concepts Corp.(a)(b)	35,081	4
Schlumberger Ltd.	230,324	12,255,540
Tenaris SA	304,919	5,016,573
		20,424,706
Food Products — 0.4%
Darling Ingredients, Inc.(b)	33,681	2,130,997
Oil, Gas & Consumable Fuels — 92.8%
ARC Resources Ltd.	352,377	3,837,539
BP PLC	3,947,720	25,942,571
Canadian Natural Resources Ltd.	318,992	18,026,730
Cenovus Energy, Inc.	577,371	10,646,137
Cheniere Energy, Inc.	78,419	12,338,445
Chevron Corp.	135,836	21,838,354
ConocoPhillips	284,844	29,438,627
Diamondback Energy, Inc.	58,592	8,236,863
Eni SpA	769,384	10,866,803
EOG Resources, Inc.	138,939	15,702,886
Exxon Mobil Corp.	768,665	84,483,970
Galp Energia SGPS SA	450,009	5,489,897
Gazprom PJSC(a)	639,500	85
Hess Corp.	95,764	12,899,411
Kinder Morgan, Inc., Class P	758,227	12,935,353
Kosmos Energy Ltd.(b)	470,391	3,701,977
Marathon Petroleum Corp.	115,921	14,327,836
Ovintiv, Inc.	62,831	2,687,282
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Santos Ltd.	1,041,386	$ 4,862,659
Shell PLC	1,495,356	45,291,913
TC Energy Corp.	167,268	6,657,622
TotalEnergies SE	558,555	34,465,204
Tourmaline Oil Corp.	139,559	6,116,254
Valero Energy Corp.	108,615	14,307,854
Williams Cos., Inc.	532,256	16,020,906
		421,123,178
Total Long-Term Investments — 97.7% (Cost: $342,124,556)		443,678,881
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(c)(d)	7,536,067	7,536,067
Total Short-Term Securities — 1.7% (Cost: $7,536,067)		7,536,067
Total Investments — 99.4% (Cost: $349,660,623)		451,214,948
Other Assets Less Liabilities — 0.6%		2,695,911
Net Assets — 100.0%		$ 453,910,859
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,186,102	$ 1,349,965(a)	$ —	$ —	$ —	$ 7,536,067	7,536,067	$ 165,807	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(616)(a)	616	—	—	—	434(c)	—
				$ 616	$ —	$ 7,536,067		$ 166,241	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 15,408,129	$ 5,016,573	$ 4	$ 20,424,706
Food Products	2,130,997	—	—	2,130,997
Oil, Gas & Consumable Fuels	294,204,046	126,919,047	85	421,123,178
Short-Term Securities
Money Market Funds	7,536,067	—	—	7,536,067
	$ 319,279,239	$ 131,935,620	$ 89	$ 451,214,948
2